As filed with the Securities and Exchange Commission on August 20, 2015

1933 Act Registration No. 333-132400

1940 Act Registration No. 811-21866

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 61	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 64	☒

HIGHLAND FUNDS I

(Exact Name of Registrant as Specified in Charter)

c/o Highland Capital Management Fund Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, Texas 75201

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1-972-628-4100

(Name and Address of Agent for Service)

Copies to:

Mr. Ethan Powell c/o Highland Capital Management Fund Advisors, L.P. 200 Crescent Court, Suite 700 Dallas, Texas 75201	Brian McCabe Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199-3600

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on September 18, 2015, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 61 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate September 18, 2015, as the new effective date for Post-Effective Amendment No. 55 filed pursuant to Rule 485(b) under the Securities Act on May 28, 2015. Post-Effective Amendment No. 55 was initially scheduled to become effective on June 26, 2015 and has been the subject of multiple delaying amendments, most recently Post-Effective Amendment No. 60 filed pursuant to Rule 485(b) under the Securities Act on July 23, 2015. This Post-Effective Amendment No. 61 is intended to amend and supersede Post-Effective Amendment No. 60 and all other prior delaying amendments. This Post-Effective Amendment No. 61, however, is not intended to amend or supersede any information contained in Post-Effective Amendment No. 55.

Post-Effective Amendment No. 55 relates solely to Highland Equity Hedge Fundamental Growth ETF, Highland Equity Hedge Technology ETF, Highland Equity Hedge Healthcare ETF, Highland Event-Driven Activist ETF, Highland Event-Driven Credit Arbitrage ETF, Highland Event-Driven Merger Arbitrage ETF, Highland Macro Discretionary Thematic ETF, Highland HFR Macro ETF, Highland Relative Value Fixed-Income Convertible Arbitrage ETF, Highland Relative Value Fixed-Income Corporate ETF, Highland Relative Value Fixed-Income Sovereign ETF, Highland Relative Value Volatility ETF, and Highland HFR Relative Value ETF, series of Highland Funds I (the “Trust”). This Amendment No. 61 does not supersede or amend any disclosure in the Trust’s Registration Statement relating to any other series of the Trust.

HIGHLAND FUNDS I

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A of Highland Funds I (the “Registrant”) under the Securities Act of 1933, as amended, and Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on May 28, 2015 (“Amendment No. 55/58”).

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 55/58 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on May 28, 2015.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 55/58 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on May 28, 2015.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant, Highland Funds I, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 61 under the Securities Act and Amendment No. 64 under the 1940 Act to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Dallas, State of Texas, on the 20th day of August, 2015.

Highland Funds I

By:	/s/ Ethan Powell
Ethan Powell
Title:	Executive Vice President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A of Highland Funds I has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Ethan Powell Ethan Powell	Trustee, Executive Vice President and Principal Executive Officer	August 20, 2015

/s/ Timothy K. Hui* Timothy K. Hui	Trustee	August 20, 2015

/s/ Terrence O. Jones** Terrence O. Jones	Trustee	August 20, 2015

/s/ Dr. Bob Froehlich** Dr. Bob Froehlich	Trustee	August 20, 2015

/s/ John Honis** John Honis	Trustee	August 20, 2015

/s/ Bryan A. Ward* Bryan A. Ward	Trustee	August 20, 2015

/s/ Brian Mitts Brian Mitts	Secretary, Principal Financial Officer and Principal Accounting Officer	August 20, 2015

By:	/s/ Ethan Powell
Ethan Powell Attorney in Fact

August 20, 2015

*	Pursuant to Power of Attorney incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A, File No. 333-132400, filed on June 10, 2011.
**	Pursuant to Power of Attorney incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A, File No. 333-132400, filed on March 21, 2014.